UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Altrinsic Global Advisors, LLC

Address:    8 Sound Shore Drive
            Greenwich, Connecticut 06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Hock
Title:      Managing Member
Phone:      (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Greenwich, CT             November 14, 2012
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $5,735,872
                                        (in thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT    PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------  -------    --- ----   ----------  -----    ----      ------ ----
3SBIO INC                     SPONSORED ADR    88575Y105    1,209       93,100 SH         Sole        None         93,100
ACADIA HEALTHCARE COMPANY IN  COM              00404A109    1,867       78,348 SH         Sole        None         78,348
ADVOCAT INC                   COM              007586100    2,612      443,952 SH         Sole        None        443,952
AGRIUM INC                    COM              008916108  224,466    2,169,588 SH         Sole        None      2,169,588
AKORN INC                     COM              009728106    1,388      105,000 SH         Sole        None        105,000
AOL INC                       COM              00184X105  109,156    3,098,377 SH         Sole        None      3,098,377
AON PLC                       SHS CL A         G0408V102  127,768    2,443,445 SH         Sole        None      2,443,445
APACHE CORP                   COM              037411105  100,425    1,161,390 SH         Sole        None      1,161,390
ARQULE INC                    COM              04269E107    1,491      291,866 SH         Sole        None        291,866
BAKER HUGHES INC              COM              057224107  145,796    3,223,435 SH         Sole        None      3,223,435
BIOMARIN PHARMACEUTICAL INC   COM              09061G101  144,546    3,590,316 SH         Sole        None      3,590,316
BOSTON SCIENTIFIC CORP        COM              101137107    5,394      939,700 SH         Sole        None        939,700
BP PLC                        SPONSORED ADR    055622104  131,650    3,107,890 SH         Sole        None      3,107,890
BROOKDALE SR LIVING INC       COM              112463104    4,180      180,000 SH         Sole        None        180,000
BUNGE LIMITED                 COM              G16962105  122,409    1,825,643 SH         Sole        None      1,825,643
CANADIAN NAT RES LTD          COM              136385101  187,025    6,067,357 SH         Sole        None      6,067,357
CAPITAL SR LIVING CORP        COM              140475104    2,836      196,007 SH         Sole        None        196,007
CELGENE CORP                  COM              151020104    5,157       67,500 SH         Sole        None         67,500
CENOVUS ENERGY INC            COM              15135U109   17,419      499,822 SH         Sole        None        499,822
CHINA BIOLOGIC PRODS INC      COM              16938C106      229       24,138 SH         Sole        None         24,138
CISCO SYS INC                 COM              17275R102  126,292    6,613,898 SH         Sole        None      6,613,898
COMCAST CORP NEW              CL A             20030N101   95,307    2,666,300 SH         Sole        None      2,666,300
COVIDIEN PLC                  SHS              G2554F113  243,149    4,092,039 SH         Sole        None      4,092,039
ENCANA CORP                   COM              292505104   35,341    1,612,273 SH         Sole        None      1,612,273
EXELIXIS INC                  COM              30161Q104    1,785      370,000 SH         Sole        None        370,000
EXELON CORP                   COM              30161N101   49,240    1,383,918 SH         Sole        None      1,383,918
FOSTER WHEELER AG             COM              H27178104  177,654    7,414,587 SH         Sole        None      7,414,587
GENERAL ELECTRIC CO           COM              369604103  158,131    6,963,056 SH         Sole        None      6,963,056
GILEAD SCIENCES INC           COM              375558103    4,975       75,000 SH         Sole        None         75,000
HEALTHSOUTH CORP              COM NEW          421924309   74,189    3,083,495 SH         Sole        None      3,083,495
JUNIPER NETWORKS INC          COM              48203R104   91,010    5,319,127 SH         Sole        None      5,319,127
KINDRED HEALTHCARE INC        COM              494580103    1,821      160,000 SH         Sole        None        160,000
KINROSS GOLD CORP             COM NO PAR       496902404  154,855   15,166,983 SH         Sole        None     15,166,983
LORILLARD INC                 COM              544147101  103,015      884,631 SH         Sole        None        884,631
MARATHON OIL CORP             COM              565849106      846       28,620 SH         Sole        None         28,620
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105   69,078    7,545,371 SH         Sole        None      7,545,371
MEDASSETS INC                 COM              584045108    1,424       80,000 SH         Sole        None         80,000
MERCK & CO INC NEW            COM              58933Y105  205,495    4,556,938 SH         Sole        None      4,556,938
MERIT MED SYS INC             COM              589889104    1,120       75,000 SH         Sole        None         75,000
MOLSON COORS BREWING CO       CL B             60871R209   77,936    1,729,996 SH         Sole        None      1,729,996
NEWMONT MINING CORP           COM              651639106   84,906    1,515,766 SH         Sole        None      1,515,766
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103  147,465    4,121,428 SH         Sole        None      4,121,428
NOBLE ENERGY INC              COM              655044105      827        8,918 SH         Sole        None          8,918
ONYX PHARMACEUTICALS INC      COM              683399109    7,183       85,000 SH         Sole        None         85,000
ORACLE CORP                   COM              68389X105  163,146    5,185,833 SH         Sole        None      5,185,833
PEPSICO INC                   COM              713448108  140,866    1,990,474 SH         Sole        None      1,990,474
PHILIP MORRIS INTL INC        COM              718172109  147,733    1,642,573 SH         Sole        None      1,642,573
PRINCIPAL FINL GROUP INC      COM              74251V102  104,920    3,894,579 SH         Sole        None      3,894,579
PRUDENTIAL FINL INC           COM              744320102  157,961    2,897,828 SH         Sole        None      2,897,828
PUBLIC SVC ENTERPRISE GROUP   COM              744573106   84,939    2,639,506 SH         Sole        None      2,639,506
RITE AID CORP                 COM              767754104    1,928    1,647,500 SH         Sole        None      1,647,500
SCHLUMBERGER LTD              COM              806857108   90,883    1,256,505 SH         Sole        None      1,256,505
SEATTLE GENETICS INC          COM              812578102    1,078       40,000 SH         Sole        None         40,000
STATE STR CORP                COM              857477103  119,483    2,847,557 SH         Sole        None      2,847,557
TALISMAN ENERGY INC           COM              87425E103  219,455   16,475,575 SH         Sole        None     16,475,575
TARGET CORP                   COM              87612E106  107,887    1,699,813 SH         Sole        None      1,699,813
THERMO FISHER SCIENTIFIC INC  COM              883556102    3,530       60,000 SH         Sole        None         60,000
TIME WARNER INC               COM NEW          887317303  211,798    4,671,839 SH         Sole        None      4,671,839
TORCHMARK CORP                COM              891027104  109,584    2,134,064 SH         Sole        None      2,134,064
UBS AG                        SHS NEW          H89231338   45,164    3,708,008 SH         Sole        None      3,708,008
UNUM GROUP                    COM              91529Y106  118,176    6,148,621 SH         Sole        None      6,148,621
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209  187,842    6,590,960 SH         Sole        None      6,590,960
WAL-MART STORES INC           COM              931142103  166,795    2,260,097 SH         Sole        None      2,260,097
WILLIS GROUP HOLDINGS PUBLIC  SHS              G96666105  279,150    7,560,931 SH         Sole        None      7,560,931
XENOPORT INC                  COM              98411C100    2,341      204,400 SH         Sole        None        204,400
YAMANA GOLD INC               COM              98462Y100   19,219    1,005,729 SH         Sole        None      1,005,729
ZIMMER HLDGS INC              COM              98956P102    1,927       28,498 SH         Sole        None         28,498

SK 03716 0007 1327572